Fixed Assets (Details) - ILS (₪)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost	₪ 1,364,333
Accumulated Depreciation	1,163,600
Depreciated Cost	200,733	₪ 581,389
R&D expenses
Property, Plant and Equipment [Line Items]
Cost	1,290,061
Accumulated Depreciation	1,141,130
Depreciated Cost	148,931	574,651
Computers
Property, Plant and Equipment [Line Items]
Cost	74,272
Accumulated Depreciation	22,470
Depreciated Cost	₪ 51,802	₪ 6,738